Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables from contracts with customers	$ 5,624		$ 6,267
Other current receivables	1,189		1,800
Joint venture receivables	429		390
Equity accounted investments and other related party receivables	132		31
Total financial trade and other receivables	7,374		8,488
Non-financial trade and other receivables	859		510
Trade and other receivables	$ 8,233	$ 9,043	$ 8,998